CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 119,063	$ 57,394	$ (134,197)
Other comprehensive income/(loss) - Defined benefit plan	182	2	(40)
Comprehensive income/(loss)	$ 119,245	$ 57,396	$ (134,237)